Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss	$ 6,185,799	$ (20)	$ (8,645,008)	$ (3,769)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(47,359)	0	(14,781)	0
Change in fair value of warrant liabilities	(7,280,000)	0	7,626,667	0
Transaction costs allocable to warrant liabilities			873,424	0
Unrealized loss on marketable securities held in Trust Account	1,840	0	2,201	0
Changes in operating assets and liabilities:
Prepaid expenses	29,342	0	(695,350)	0
Accounts payable and accrued expenses	113,292	128	113,526	1,935
Net cash used in operating activities	(997,086)	108	(739,321)	(1,834)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(345,000,000)	0
Cash withdrawn from Trust Account for franchise taxes	51,661	0
Net cash used in investing activities	51,661	0	(345,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid			338,100,000	0
Proceeds from sale of Founders’ Warrants			8,750,000	0
Proceeds from promissory notes – related party	400,000	50,000	100,000	0
Repayment of promissory notes – related party			(250,000)	0
Payment of offering costs	0	(128)	(355,086)	(64,176)
Net cash provided by (used in) financing activities	400,000	49,872	346,344,914	(64,176)
Net Change in Cash	(545,425)	49,980	605,593	(66,010)
Cash – Beginning	632,387	26,794	26,794	92,804
Cash – Ending	86,962	76,774	632,387	26,794
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption			306,230,947	0
Change in value of Class A common stock subject to possible redemption	6,185,800	0	(7,761,097)	0
Deferred underwriting fee payable	$ 12,075,000	$ 0	12,075,000	0
Initial measurement of warrants issued in connection with initial public offering accounting for as liabilities			$ 23,053,333	$ 0